Interim Condensed Consolidated Statements of Changes In Equity (Parenthetical) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Interim Condensed Consolidated Statements of Changes In Equity
Capital increase, transaction costs	€ 842	€ 17